UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calender Year or Quarter End: September 30, 2010

Check here if Amendment    { }; Amendment Number:
This Amendment (Check only one): { } is a restatement
             { } adds new holding entries

Institutional Investment Manager Filing this Report

Name:     Admiral Capital Management, LLC
Address:  41 West Putnam Ave Suite 300
Greenwich, CT 06830

13F File Number: 28-12669

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Crouchley
Title:    Principal/ Chief Operating Officer
Phone:    203-422-7290
Signature, Place, and Date of Signing:

Kevin Crouchley,Greenwich,CT 06830 October 29, 2010

Report Type ( Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 19

FORM 13F INFORMATION TABLE VALUE TOTAL: $102,663,518.

LIST OF OTHER MANAGERS REPORTING FOR THIS REPORT: NONE
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				FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE OF					SH/PRN				VOTING
														AUTHORITY
   				CLASS		CUSIP		VALUE 	 	AMOUNT		S/P	P/C	SOLE

ANNALY CAPITAL MGMT            NOTE 4.00% 2/15  035710AA0       2591225.         2345           S                None
ARVINMERITOR INC               NOTE 4.00% 2/27  043353AH4       7798750.         8500           S                None
ENZON PHARMACEUTICAL INC       NOTE 4.00% 6/13  293904AE8      11898727.         9425           S                None
GOODRICH PETROLEUM             COM              382410603       3269000.       100000           S              100000
GILEAD SCIENCES                NOTE 0.50% 5/11  375558AG8       5162500.         5000           S                None
INTERNATIONAL COAL             NOTE 4.00% 4/17  45928HAG1       4620000.         4000           S                None
INTERNATIONAL GAMING TECH      COM              459902102       1590000.       110000           S              110000
MICRON TECHNOLOGY              NOTE 1.875%6/14  595112AH6       4469000.         5000           S                None
MOLINA HEALTHCARE              NOTE 3.75%10/14  60855RAA8       1945000.         2000           S                None
MYLAN INC                      NOTE 3.75% 9/15  628530AJ6       9450000.         6000           S                None
NASH FINCH CO                  NOTE 1.63% 3/35  631158AD4       3163097.         6374           S                None
NATL RETAIL PROPERTIES         NOTE 3.95% 9/26  637417AA4       8960000.         8000           S                None
NII HOLDINGS INC               NOTE 3.125%6/12  62913FAJ1      11436469.        11775           S                None
REGIS CORP                     NOTE 5.00% 7/14  758932AA5       7050000.         5000           S                None
SANDISK CORP                   NOTE 1.00% 5/13  80004CAC5       2312500.         2500           S                None
SPROTT PHYSICAL GOLD TR        COM              85207H104        573000.        50000           S               50000
TEVA PHARMACEUTICAL ADR        COM              881624209       2743000.        52000           S               52000
UNITED THERAPEUTICS            NOTE  .50% 10/11 91307CAD4      11400000.         7500           S                None
WRIGHT MEDICAL GROUP INC       NOTE 2.625%12/14 98235TAA5       2231250.         2500           S                None


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